Biological assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in biological assets [abstract]
As of beginning of period		$ 5,600	$ 4,042
Transfers
Purchases		286	470
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	2,814	2,288
Decrease due to harvest		(12,968)	(9,773)
Sales		(1,609)	(710)
Consumptions		(370)	(394)
Costs for the year		11,431	9,740
Incorporation by business combination		7,442
Foreign exchange gain / (loss)		(714)	(63)
As of end of period		4,532	5,600
Agricultural business [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,805	2,012
Transfers
As of end of period		1,759	1,805
Agricultural business [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		3,795	2,030
Transfers
As of end of period		2,773	3,795
Agricultural business [Member] | Sown land-crops [Member] | Level 1 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		140	131
Transfers		(145)
Purchases
Changes by transformation			(131)
Initial recognition and changes in the fair value of biological assets	[1]
Decrease due to harvest
Sales
Consumptions
Costs for the year		439	140
Incorporation by business combination
Foreign exchange gain / (loss)		(191)
As of end of period		243	140
Agricultural business [Member] | Sown land-crops [Member] | Level 1 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Transfers
As of end of period
Agricultural business [Member] | Sown land-crops [Member] | Level 1 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		140	131
Transfers
As of end of period		243	140
Agricultural business [Member] | Sown land-crops [Member] | Level 3 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,761	587
Transfers		145
Purchases
Changes by transformation			131
Initial recognition and changes in the fair value of biological assets	[1]	1,312	1,635
Decrease due to harvest		9,520	7,338
Sales
Consumptions
Costs for the year		7,544	6,743
Incorporation by business combination		62
Foreign exchange gain / (loss)		(233)	3
As of end of period		1,071	1,761
Agricultural business [Member] | Sown land-crops [Member] | Level 3 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Transfers
As of end of period
Agricultural business [Member] | Sown land-crops [Member] | Level 3 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,761	587
Transfers
As of end of period		1,071	1,761
Agricultural business [Member] | Sugarcane fields [Member] | Level 3 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,093	1,003
Transfers
Purchases
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	1,243	552
Decrease due to harvest		3,448	2,435
Sales
Consumptions
Costs for the year		2,369	2,002
Incorporation by business combination
Foreign exchange gain / (loss)		(229)	(29)
As of end of period		1,028	1,093
Agricultural business [Member] | Sugarcane fields [Member] | Level 3 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Transfers
As of end of period
Agricultural business [Member] | Sugarcane fields [Member] | Level 3 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,093	1,003
Transfers
As of end of period		1,028	1,093
Agricultural business [Member] | Breeding cattle and cattle for sale [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		2,370	2,164
Transfers
Purchases		176	134
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	182	(10)
Decrease due to harvest
Sales		(1,608)	(707)
Consumptions		(4)	(6)
Costs for the year		1,074	832
Incorporation by business combination
Foreign exchange gain / (loss)		(61)	(37)
As of end of period		2,129	2,370
Agricultural business [Member] | Breeding cattle and cattle for sale [Member] | Level 2 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1,744	1,944
Transfers
As of end of period		1,700	1,744
Agricultural business [Member] | Breeding cattle and cattle for sale [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		626	220
Transfers
As of end of period		429	626
Agricultural business [Member] | Dairy cattle [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]
Decrease due to harvest
Sales
Consumptions
Costs for the year
Foreign exchange gain / (loss)
As of end of period
Agricultural business [Member] | Dairy cattle [Member] | Level 2 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Transfers
As of end of period
Agricultural business [Member] | Dairy cattle [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Transfers
As of end of period
Agricultural business [Member] | Other cattle [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		202	124
Transfers
Purchases		110	336
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]	77	111
Decrease due to harvest
Sales		(1)	(3)
Consumptions		(359)	(384)
Costs for the year			18
Incorporation by business combination
Foreign exchange gain / (loss)
As of end of period		29	202
Agricultural business [Member] | Other cattle [Member] | Level 2 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		27	35
Transfers
As of end of period		27	27
Agricultural business [Member] | Other cattle [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		175	89
Transfers
As of end of period		2	175
Agricultural business [Member] | Others [Member] | Level 1 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		34	33
Transfers
Purchases
Changes by transformation
Initial recognition and changes in the fair value of biological assets	[1]
Decrease due to harvest
Sales
Consumptions		(7)	(4)
Costs for the year		5	5
Incorporation by business combination
Foreign exchange gain / (loss)
As of end of period		32	34
Agricultural business [Member] | Others [Member] | Level 1 [Member] | Non-current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		34	33
Transfers
As of end of period		32	34
Agricultural business [Member] | Others [Member] | Level 1 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Transfers
As of end of period

[1]	Biological assets with a production cycle of more than one year (that is, cattle) generated "Initial recognition and changes in fair value of biological assets" amounting to Ps. 259 and Ps. 101 for the fiscal years ended June 30, 2020 and 2019, respectively. For the fiscal years ended June 30, 2020 and 2019, amounts of Ps. 271 and Ps. (93), was attributable to price changes, and amounts of Ps. (12) and Ps. 194, was attributable to physical changes generated by production result, respectively.